Share-based payments - Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based payments
Share-based payment expenses	€ 118	€ 76	€ 77